Loss Per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Net loss attributable to ordinary shareholders-Basic and Diluted	¥ (642,374)	¥ (327,971)	¥ (2,223,638)
Denominator:
Weighted average number of ordinary shares-Basic and Diluted	2,519,948,060	2,630,425,361	2,718,827,977
Basic and diluted loss per share	¥ (0.25)	¥ (0.12)	¥ (0.82)